Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WESMARK FUNDS
Entity Central Index Key	0001007226
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000014907
Shareholder Report [Line Items]
Fund Name	WesMark Balanced Fund
Trading Symbol	WMBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Balanced Fund	$130	1.30%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The WesMark Balanced Fund Fund returned 9.30% for the 12 months ended December 31, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 25.02% return for the same time period. Please see below tables for additional indexes.

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Large-cap growth drove an outsized proportion of overall returns led by the technology sector. We continue to favor companies with robust growth potential, although we are remaining cognizant of valuations. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. We will continue to seek growth opportunities while prioritizing capital preservation in potentially volatile conditions.

Line Graph [Table Text Block]
	WesMark Balanced Fund - $17,721	60% S&P 500 and 40% Bloomberg Int Gov/Cred - $23,006	60% S&P 500 and 40% Bloomberg US Aggregate - $22,651	Bloomberg US Aggregate Bond Index - $11,432	Bloomberg US Intermediate Government/Credit Index - $11,847	S&P 500 Total Return Index - $34,254
2024	$17,721	$23,006	$22,651	$11,432	$11,847	$34,254
2023	$16,213	$19,859	$19,689	$11,291	$11,502	$27,399
2022	$15,445	$16,886	$16,732	$10,699	$10,929	$21,696
2021	$16,642	$19,613	$19,869	$12,299	$11,910	$26,494
2020	$14,365	$16,920	$17,150	$12,492	$12,084	$20,585
2019	$13,674	$14,806	$14,948	$11,620	$11,353	$17,386
2018	$11,367	$12,207	$12,234	$10,688	$10,630	$13,223
2017	$11,913	$12,458	$12,529	$10,687	$10,538	$13,829
2016	$10,754	$10,967	$10,970	$10,321	$10,317	$11,351
2015	$9,806	$10,149	$10,128	$10,055	$10,107	$10,138
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Balanced Fund	1 Year	5 Year	10 Year
WesMark Balanced Fund	9.30%	5.32%	5.89%
S&P 500 Total Return Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
60% S&P 500 and 40% Bloomberg US Aggregate	15.04%	8.67%	8.52%
Bloomberg US Intermediate Government/Credit Index	3.00%	0.86%	1.71%
60% S&P 500 and 40% Bloomberg Int Gov/Cred	15.85%	9.21%	8.69%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

AssetsNet	$ 96,823,710
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 743,437
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Balanced Fund	WesMark Balanced Fund
Total Net Assets	$96,823,710
# of Portfolio Holdings	119
Portfolio Turnover Rate	12%
Advisory Fees Paid	$743,437

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.4%
Equity - Materials	0.8%
Equity - Real Estate	1.3%
Commercial Mortgage-Backed Securities	1.5%
Equity - Utilities	1.9%
Taxable Municipal Bonds	2.4%
Equity - Communication Services	3.4%
Equity - Energy	4.2%
Equity - Consumer Discretionary	5.2%
Short Term Security	5.5%
Equity - Industrials	5.9%
Equity - Consumer Staples	7.0%
Equity - Health Care	7.1%
U.S. Government Securities	7.8%
Equity - Financials	9.4%
Equity - Information Technology	13.6%
Corporate Bond	22.6%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Apple, Inc.	5.7%
Federated Hermes Government Obligations Fund, Premier Class	5.4%
JPMorgan Chase & Co.	3.3%
AbbVie, Inc.	3.0%
Caterpillar, Inc.	2.8%
Chevron Corp.	2.6%
PepsiCo, Inc.	2.3%
Cisco Systems, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.3%
Lowe's Cos, Inc.	2.0%
Total % of Top 10 Holdings	31.7%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]	There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000014908
Shareholder Report [Line Items]
Fund Name	WesMark Government Bond Fund
Trading Symbol	WMBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com/resources
Expenses [Text Block]

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Government Bond Fund	$107	1.07%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The WesMark Government Bond Fund Fund returned 0.90% for the 12 months ended December 31, 2024. This is in contrast to the Bloomberg US Aggregate Bond Index, which had a 1.25% return for the same time period. Please see below tables for additional indexes.

Performance expectations for small-cap at the start of 2024 were highlighted by a sense of potential broadening; however, the sustained higher interest rate environment weighed on both value and growth, with higher variable-rate exposure and longer time horizons versus large-cap growth. Looking ahead, we maintain a cautiously optimistic stance, guided by our commitment to disciplined investment processes and risk management, focusing on higher quality investments.

Line Graph [Table Text Block]
	WesMark Government Bond Fund - $9,553	Bloomberg US Aggregate Bond Index - $11,432	Bloomberg US Intermediate Government/Credit Index - $11,847
2024	$9,553	$11,432	$11,847
2023	$9,468	$11,291	$11,502
2022	$9,218	$10,699	$10,929
2021	$11,120	$12,299	$11,910
2020	$11,272	$12,492	$12,084
2019	$10,895	$11,620	$11,353
2018	$10,401	$10,688	$10,630
2017	$10,283	$10,687	$10,538
2016	$10,161	$10,321	$10,317
2015	$10,081	$10,055	$10,107
2014	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Government Bond Fund	1 Year	5 Year	10 Year
WesMark Government Bond Fund	0.90%	-2.59%	-0.46%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Intermediate Government/Credit Index	3.00%	0.86%	1.71%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

AssetsNet	$ 172,792,751
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,057,596
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Government Bond Fund	WesMark Government Bond Fund
Total Net Assets	$172,792,751
# of Portfolio Holdings	98
Portfolio Turnover Rate	27%
Advisory Fees Paid	$1,057,596

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Taxable Municipal Bonds	1.2%
Short Term Investments	1.9%
Corporate Bond	10.5%
U.S. Government Securities	86.1%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Government National Mortgage Association 01/20/2043 1.75Footnote Reference	3.5%
Freddie Mac Pool 02/01/2053 5.00Footnote Reference	2.5%
Freddie Mac Pool 01/01/2053 5.00Footnote Reference	2.5%
Freddie Mac Pool 10/01/2052 4.50Footnote Reference	2.4%
Fannie Mae Pool 02/01/2053 5.00Footnote Reference	2.4%
Fannie Mae Pool 07/01/2052 4.50Footnote Reference	2.3%
Fannie Mae Pool 06/01/2052 4.00Footnote Reference	2.2%
Freddie Mac Pool 06/01/2052 4.00Footnote Reference	2.2%
Fannie Mae Pool 11/01/2042 4.50Footnote Reference	2.2%
Fannie Mae Pool 10/01/2042 4.50Footnote Reference	2.1%
Total % of Top 10 Holdings	24.3%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]	There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000014909
Shareholder Report [Line Items]
Fund Name	WesMark Large Company Fund
Trading Symbol	WMKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com/resources
Expenses [Text Block]

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Large Company Fund	$116	1.16%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The WesMark Large Company Fund Fund returned 21.47% for the 12 months ended December 31, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 25.02% return for the same time period. Please see below tables for additional indexes.

The year has started strongly for large-cap after above-average returns in 2023, with large-cap growth driving an outsized proportion of overall returns. Sector allocations have provided alpha while security selection has also become more pronounced. We continue to favor companies with robust growth potential, although we are remaining cognizant of valuations.

Line Graph [Table Text Block]
	WesMark Large Company Fund - $26,931	S&P 500 Total Return Index - $34,254
2024	$26,931	$34,254
2023	$22,171	$27,399
2022	$18,183	$21,696
2021	$23,138	$26,494
2020	$18,355	$20,585
2019	$14,532	$17,386
2018	$11,485	$13,223
2017	$12,243	$13,829
2016	$9,856	$11,351
2015	$9,806	$10,138
2014	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Large Company Fund	1 Year	5 Year	10 Year
WesMark Large Company Fund	21.47%	13.13%	10.41%
S&P 500 Total Return Index	25.02%	14.53%	13.10%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

AssetsNet	$ 331,581,421
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,513,738
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Large Company Fund	WesMark Large Company Fund
Total Net Assets	$331,581,421
# of Portfolio Holdings	54
Portfolio Turnover Rate	16%
Advisory Fees Paid	$2,513,738

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	-%
Materials	1.5%
Utilities	2.4%
Short Term Investments	3.1%
Energy	3.6%
Consumer Staples	4.9%
Industrials	8.5%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.7%
Financials	12.2%
Information Technology	33.8%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Apple, Inc.	8.2%
Microsoft Corp.	6.6%
Alphabet, Inc.	5.9%
Broadcom, Inc.	5.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc.	4.1%
Mastercard, Inc.	3.3%
Federated Hermes Government Obligations Fund, Premier Class	3.1%
Salesforce, Inc.	2.8%
JP Morgan Chase & Co.	2.4%
Total % of Top 10 Holdings	46.5%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]	There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000014910
Shareholder Report [Line Items]
Fund Name	WesMark Small Company Fund
Trading Symbol	WMKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Small Company Fund	$123	1.23%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The WesMark Small Company Fund Fund returned 22.19% for the 12 months ended December 31, 2024. This is in contrast to the Russell 2000® Index TR, which had a 11.54% return for the same time period. Please see below tables for additional indexes.

Performance expectations for small-cap at the start of 2024 were highlighted by a sense of potential broadening; however, the sustained higher interest rate environment weighed on both value and growth, with higher variable-rate exposure and longer time horizons versus large-cap growth. Looking ahead, we maintain a cautiously optimistic stance, guided by our commitment to disciplined investment processes and risk management, focusing on higher quality investments.

Line Graph [Table Text Block]
	WesMark Small Company Fund - $24,821	Russell 2000® Index TR - $21,223
2024	$24,821	$21,223
2023	$20,314	$19,028
2022	$17,005	$16,273
2021	$21,407	$20,453
2020	$17,372	$17,813
2019	$12,716	$14,849
2018	$10,569	$11,830
2017	$12,250	$13,294
2016	$10,823	$11,595
2015	$9,713	$9,559
2014	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Small Company Fund	1 Year	5 Year	10 Year
WesMark Small Company Fund	22.19%	14.31%	9.52%
Russell 2000® Index TR	11.54%	7.40%	7.82%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

AssetsNet	$ 133,264,280
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 913,757
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Small Company Fund	WesMark Small Company Fund
Total Net Assets	$133,264,280
# of Portfolio Holdings	91
Portfolio Turnover Rate	26%
Advisory Fees Paid	$913,757

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.1%
Short Term Investments	1.0%
Real Estate	1.1%
Communication Services	1.2%
Utilities	2.2%
Materials	4.3%
Consumer Staples	6.6%
Consumer Discretionary	6.9%
Energy	7.0%
Health Care	13.5%
Financials	16.7%
Information Technology	17.9%
Industrials	21.5%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Moog, Inc.	3.0%
Sprouts Farmers Market, Inc.	2.7%
Varonis Systems, Inc.	2.7%
Applied Industrial Technologies, Inc.	2.6%
Stifel Financial Corp.	2.5%
Celestica, Inc.	2.5%
AAON, Inc.	2.4%
Granite Construction, Inc.	2.3%
Comstock Resources, Inc.	2.0%
First Bancorp/Southern Pines, NC	2.0%
Total % of Top 10 Holdings	24.7%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]	There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000179136
Shareholder Report [Line Items]
Fund Name	WesMark Tactical Opportunity Fund
Trading Symbol	WMKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Tactical Opportunity Fund	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The WesMark Tactical Opportunity Fund Fund returned 7.18% for the 12 months ended December 31, 2024. This is in contrast to the HFRI Fund of Funds Index, which had a 9.71% return for the same time period. Please see below tables for additional indexes.

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Large-cap US growth drove an outsized proportion of overall returns led by the technology sector. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. Alternative assets provided diversification. We will continue to seek growth opportunities while prioritizing capital preservation in potentially volatile conditions.

Line Graph [Table Text Block]
	Investor - $14,888	60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF - $17,693	Bloomberg US Aggregate Bond Index - $11,432	HFRI Fund of Funds Index - $14,581	S&P 500 Total Return Index - $34,254
2024	$14,888	$17,627	$11,042	$14,269	$28,095
2023	$13,891	$15,742	$10,906	$13,006	$22,473
2022	$12,970	$13,595	$10,334	$12,261	$17,795
2021	$14,802	$15,998	$11,880	$12,949	$21,730
2020	$12,991	$14,373	$12,066	$12,196	$16,884
2019	$11,975	$12,599	$11,224	$10,999	$14,260
2018	$10,270	$10,522	$10,324	$10,148	$10,845
2017	$10,833	$11,151	$10,323	$10,573	$11,343
2017	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark Tactical Opportunity Fund	1 Year	5 Year	Since Inception
Investor (Incep. March 1, 2017)	7.18%	4.45%	5.21%
HFRI Fund of Funds Index	9.71%	5.34%	4.64%
S&P 500 Total Return Index	25.02%	14.53%	14.09%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.27%
60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF	11.97%	6.95%	7.50%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

Performance Inception Date	Mar. 01, 2017
AssetsNet	$ 45,895,547
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 349,171
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark Tactical Opportunity Fund	WesMark Tactical Opportunity Fund
Total Net Assets	$45,895,547
# of Portfolio Holdings	16
Portfolio Turnover Rate	21%
Advisory Fees Paid	$349,171

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.1%
Short Term Investments	2.5%
International (ex. U.S.) Equity	4.8%
Broad Domestic Equity	10.1%
U.S. Value Company Focused Equity	10.2%
U.S. Small and Mid Cap Equity	10.4%
Commodities	11.0%
U.S. Sector Focused Equity	15.0%
Broad Domestic Fixed Income	35.9%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
iShares iBoxx $ Investment Grade Corporate Bond ETF	13.7%
iShares® Core U.S. Aggregate Bond ETF	13.5%
iShares Russell 2000 ETF	10.4%
Vanguard Mega Cap Value ETF	10.2%
iShares 1-3 Year Treasury Bond ETF	8.7%
SPDR S&P 500 ETF Trust	7.0%
SPDR Gold Shares	6.6%
iShares MSCI ACWI ex U.S. ETF	4.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4%
Energy Select Sector SPDR Fund	4.4%
Total % of Top 10 Holdings	83.7%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]	There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000014911
Shareholder Report [Line Items]
Fund Name	WesMark West Virginia Municipal Bond Fund
Trading Symbol	WMKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark WV Muni Bond Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses [Text Block]

What were the Fund's cost for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark WV Muni Bond Fund	$116	1.16%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The WesMark WV Muni Bond Fund Fund returned -0.01% for the 12 months ended December 31, 2024. This is in contrast to the Bloomberg Municipal Bond Index, which had a 1.05% return for the same time period. Please see below tables for additional indexes.

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. Quality and duration management were effective. Supply of new issue West Virginia tax-exempt bonds have been limited.

Line Graph [Table Text Block]
	WesMark WV Muni Bond Fund - $11,173	Bloomberg Municipal Bond Index - $12,494	Bloomberg US Municipal Bond: 5 Year (4-6) Index - $11,805
2024	$11,173	$12,494	$11,805
2023	$11,174	$12,364	$11,669
2022	$10,715	$11,620	$11,187
2021	$11,626	$12,703	$11,808
2020	$11,575	$12,513	$11,768
2019	$11,186	$11,893	$11,283
2018	$10,670	$11,060	$10,701
2017	$10,620	$10,920	$10,523
2016	$10,221	$10,356	$10,203
2015	$10,214	$10,330	$10,243
2014	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

WesMark West Virginia Municipal Bond Fund	1 Year	5 Year	10 Year
WesMark WV Muni Bond Fund	-0.01%	-0.02%	1.12%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg US Municipal Bond: 5 Year (4-6) Index	1.17%	0.91%	1.67%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Visit www.wesmarkfunds.com for more recent performance information.

AssetsNet	$ 88,189,120
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 527,271
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

WesMark West Virginia Municipal Bond Fund	WesMark West Virginia Municipal Bond Fund
Total Net Assets	$88,189,120
# of Portfolio Holdings	114
Portfolio Turnover Rate	9%
Advisory Fees Paid	$527,271

Holdings [Text Block]

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.5%
Municipal Bond	7.2%
Non-Taxable Municipal Bonds	92.3%

Largest Holdings [Text Block]

Top 10 Holdings

(% of Fund's net assets)

Top 10	Top 10
Ohio County Board of Education	3.2%
West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program)	3.0%
Jefferson County Board of Education	2.6%
Hancock, WV	2.5%
Monongalia County Building Commission	2.2%
West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities)	2.0%
Mason County Public Service District Water Revenue	2.0%
West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot)	1.9%
Hampshire County, West Virginia, Building Commission Revenue Bonds	1.9%
Cabell County Board of Education	1.9%
Total % of Top 10 Holdings	23.2%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]	There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.